Inventory (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of inventories [Line Items]
Mining and processing costs, inventories		$ 400.5	$ 360.4
Amortization		171.5	170.9
Amortization costs, Inventories			170.9
Inventory net realizable value adjustment (note 6)	$ 33.9	33.9	$ 0.0
Inventory write-down, after tax		22.4
Mining and Processing Costs
Disclosure of inventories [Line Items]
Inventory net realizable value adjustment (note 6)		27.6
Amortization
Disclosure of inventories [Line Items]
Inventory net realizable value adjustment (note 6)		$ 6.3